Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Loan and qualified domestic relations order (QDRO) fees are paid from participants’ accounts	$ 24,600	$ 21,550
Note receivable from participant, allowance for credit loss	$ 0	$ 0